Fair Value (Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Fair Value Disclosures [Abstract]
Unrealized gains (losses) in OCI related to Available-for-sale securities	¥ 11	¥ 8
Unrealized gains (losses) in OCI related to Long-term debt	¥ (5)	¥ 11